Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory
Summary of inventory
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Raw and auxiliary materials, and consumables	-	5,499
Work in progress	-	1,009
Finished goods	-	1,589
	-	8,097